Note 26 - Common Stock - Other Capital Instruments (Details) € in Millions, $ in Billions	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Nov. 14, 2017 EUR (€)	Mar. 24, 2017 EUR (€)	Apr. 30, 2016 USD ($)	Feb. 28, 2015 USD ($)	Feb. 28, 2014 USD ($)	Apr. 30, 2013 USD ($)
Other Capital Instruments Line Items
Percentage of maximun nominal amount in terms of Equity, from now to five years		20%
Convertible Securities [Member]
Other Capital Instruments Line Items
Amount Issued			€ 1,000	€ 500	$ 1.0	$ 1.5	$ 1.5	$ 1.5
Percentage of maximun nominal amount in terms of Equity	20%